DEBT - Schedule of Future Principal Maturities of Debt (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Line of Credit Facility [Line Items]
Year ending December 31, 2026	$ 2,040	$ 2,720
Year ending December 31, 2027	2,720	2,720
March 18, 2028	253,695	253,695
Total debt	$ 258,455	$ 259,135